UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1.

Reports to Stockholders

Fidelity® Maryland Municipal Income Fund Annual Report August 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Maryland Municipal Income Fund	2.66%	3.33%	3.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Maryland Municipal Income Fund on August 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$14,638	Fidelity® Maryland Municipal Income Fund
$15,513	Barclays® Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a modestly positive return for the 12 months ending August 31, 2015, with the Barclays® Municipal Bond Index advancing 2.52%. The strongest performance occurred in the first half of the period, when many issuers exercised a level of fiscal conservatism that led to limited supply. Later in the period, new issuance increased strongly and negative headlines related to a few isolated issuers weighed on the market. Much of this new issuance was used for the purpose of refunding existing debt. Pension underfunding and partisan squabbling in Illinois, New Jersey and the city of Chicago, along with an evolving debt crisis in Puerto Rico, gave muni investors pause, despite a stable credit environment for U.S. states and local governments more broadly. Muni bonds still managed to outperform the broader taxable investment-grade bond market the past 12 months. The tax advantages of munis continued to appeal to investors, in light of higher federal income-tax rates for top earners that took effect in 2013, as well as the 3.8% Medicare tax on unearned, non-municipal investment income. At period end, investors continued to watch the flow of economic data, which the U.S. Federal Reserve has stated will help it determine the timing of any policy interest-rate increase.

Comments from Portfolio Manager Mark Sommer:  For the year, the fund slightly lagged the 2.71% return of the Barclays® Maryland 4+ Year Enhanced Municipal Bond Index. I based my investment decisions on longer-term objectives. I kept the fund’s sensitivity to interest rates, as measured by its duration, roughly in line with the index. I focused on bonds our research indicated offered a good balance between yield and risk, and that I believe had the potential outperform the muni market over time. The fund’s yield-curve positioning was the primary drag on relative performance. Due to a relative shortage of attractively priced long-maturity Maryland bonds, the fund was underweighted there. This worked against us, especially in late 2014 and early 2015 when bonds with maturities of 20 years or more outperformed. In contrast, my decision to overweight the health care sector was rewarded, as investors sought bonds with higher yields during the bulk of the past year. This “yield grab”– in addition to the supportive environment for health care providers in the state – bolstered the sector overall and the portfolio’s holdings in it. The fund’s underweighting in general obligation bonds issued by the state contributed, as they turned in below-average performance largely because they were viewed as expensive from the outset of the period and didn’t attract as much investor demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	33.4
Health Care	31.5	28.9
Water & Sewer	13.8	12.6
Transportation	7.2	8.3
Education	7.0	8.6

Weighted Average Maturity as of August 31, 2015

6 months ago
Years	6.5	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015

6 months ago
Years	7.2	6.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)

As of August 31, 2015
AAA	19.5%
AA,A	68.0%
BBB	9.5%
BB and Below	1.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.5%

As of February 28, 2015
AAA	22.1%
AA,A	67.5%
BBB	7.8%
BB and Below	1.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2015

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	512,420
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	$300,000	$311,781
6.25% 10/1/34 (a)	300,000	355,164
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	585,380

TOTAL GUAM		1,764,745

Maryland - 97.6%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	400,067
5% 4/1/23	4,050,000	4,820,067
Series 2014, 5% 4/1/25	2,140,000	2,594,857
Series 2015:
5% 4/1/30	6,795,000	8,080,816
5% 4/1/33	2,585,000	3,031,352
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,405,674
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,042,420
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71, 5% 2/1/38	1,930,000	2,099,898
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	518,140
Series 2012, 5% 8/1/23	5,000,000	6,002,950
Series 2014 B:
4.5% 9/1/23	1,645,000	1,947,433
4.5% 9/1/24	4,730,000	5,647,431
4% 8/1/24	3,000,000	3,285,180
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,175,565
Baltimore Gen. Oblig.:
Series 2013 B:
5% 10/15/23	1,100,000	1,309,825
5% 10/15/24	1,875,000	2,224,481
5% 6/15/23	350,000	393,085
5% 6/15/24	500,000	561,490
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D, 5% 7/1/37 (FSA Insured)	4,000,000	4,249,920
Series 2008 A, 5% 7/1/38 (FSA Insured)	2,000,000	2,185,480
Series 2009 C, 5.625% 7/1/39	2,000,000	2,313,820
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,763,263
Series 2014 D, 5% 7/1/28	2,750,000	3,263,398
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	409,205
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	3,329,460
5% 7/1/33	3,000,000	3,437,580
Series 2014 B, 5% 7/1/28	1,580,000	1,874,970
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,469,089
5% 7/1/33 (FSA Insured)	1,260,000	1,383,833
5% 7/1/37 (AMBAC Insured)	1,260,000	1,338,952
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	689,318
5% 3/1/27	1,255,000	1,412,214
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	793,078
5% 8/1/24	500,000	616,815
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,893,908
5% 8/15/23	5,000,000	5,917,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/23	1,390,000	1,511,444
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	525,225
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006, 5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	507,805
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	8,045,050
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	564,509
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,205,858
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,523,000
(LifeBridge Health Proj.) Series 2011, 6% 7/1/41	1,500,000	1,761,675
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,049,570
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	1,700,000	1,848,903
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	285,000	302,205
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	405,000	450,376
Series 2011 A, 5% 5/15/23	1,500,000	1,741,245
Series 2011, 5% 8/15/22	1,000,000	1,161,400
Series 2012 A:
5% 7/1/23	400,000	462,396
5% 7/1/24	700,000	805,399
5% 7/1/25	900,000	1,037,952
5% 7/1/25	1,000,000	1,133,170
5% 7/1/25	2,000,000	2,361,500
5% 7/1/25	1,120,000	1,249,270
5% 7/1/26	300,000	333,261
5% 10/1/30	750,000	834,878
Series 2012 B, 5% 7/1/25	1,135,000	1,326,792
Series 2012:
5% 7/1/23	850,000	992,469
5% 7/1/24	1,100,000	1,274,581
5% 7/1/26	1,080,000	1,170,752
5% 7/1/26	1,400,000	1,596,686
5% 7/1/27	300,000	340,749
5% 7/1/31	2,500,000	2,651,025
Series 2013 A:
5% 7/1/26	1,045,000	1,183,463
5% 7/1/27	1,185,000	1,337,308
5% 8/15/41	3,000,000	3,247,110
5% 7/1/43	3,495,000	3,801,931
Series 2013 B, 5% 8/15/38	2,000,000	2,180,500
Series 2014:
5% 7/1/27	3,495,000	3,983,985
5% 10/1/45	2,500,000	2,777,100
5.25% 7/1/25	3,000,000	3,499,710
Series 2015 A:
5% 5/15/29	2,000,000	2,352,820
5% 5/15/30	1,000,000	1,169,030
Series 2015:
5% 7/1/26	1,000,000	1,168,420
5% 7/1/27	1,000,000	1,159,110
5% 7/1/29	600,000	684,990
5% 8/15/29	2,000,000	2,281,040
5% 7/1/30	1,075,000	1,219,545
5% 7/1/31	2,200,000	2,454,870
5% 7/1/33	1,200,000	1,298,688
5% 7/1/34	1,200,000	1,294,632
5% 7/1/40	1,350,000	1,481,760
5% 7/1/19 (FSA Insured)	260,000	279,180
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	40,000	43,164
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	320,000	321,280
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,605,743
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007, 5% 7/1/31 (FSA Insured)	5,000,000	5,344,300
Series 2008:
5% 7/1/35	880,000	956,771
5% 7/1/37 (FSA Insured)	4,485,000	4,865,911
6.8% 7/1/16 (Escrowed to Maturity)	105,000	110,674
Montgomery County Gen. Oblig. (Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,086,940
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	751,615
5% 7/1/22	750,000	879,323
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,946,025
Worcester County Series 2014:
5% 3/1/23	2,225,000	2,673,716
5% 3/1/24	1,670,000	2,026,161

TOTAL MARYLAND		199,118,494

TOTAL MUNICIPAL BONDS
(Cost $195,536,566)		200,883,239
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $195,536,566)		200,883,239
NET OTHER ASSETS (LIABILITIES) - 1.5%		3,076,658
NET ASSETS - 100%		$203,959,897

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.6%
Health Care	31.5%
Water & Sewer	13.8%
Transportation	7.2%
Education	7.0%
Others (Individually Less Than 5%)(a)	4.9%
100.0%

 (a) Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $195,536,566)		$200,883,239
Cash		1,472,584
Receivable for fund shares sold		162,821
Interest receivable		1,934,217
Other receivables		720
Total assets		204,453,581
Liabilities
Payable for fund shares redeemed	$275,049
Distributions payable	125,034
Accrued management fee	93,599
Other affiliated payables	2
Total liabilities		493,684
Net Assets		$203,959,897
Net Assets consist of:
Paid in capital		$195,990,778
Undistributed net investment income		22,199
Accumulated undistributed net realized gain (loss) on investments		2,600,247
Net unrealized appreciation (depreciation) on investments		5,346,673
Net Assets, for 17,889,371 shares outstanding		$203,959,897
Net Asset Value, offering price and redemption price per share ($203,959,897 ÷ 17,889,371 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2015
Investment Income
Interest		$6,441,075
Expenses
Management fee	$1,114,403
Independent trustees' compensation	846
Miscellaneous	293
Total expenses before reductions	1,115,542
Expense reductions	(1,635)	1,113,907
Net investment income (loss)		5,327,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,886,649
Change in net unrealized appreciation (depreciation) on investment securities		(2,909,215)
Net gain (loss)		(22,566)
Net increase (decrease) in net assets resulting from operations		$5,304,602

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,327,168	$5,468,750
Net realized gain (loss)	2,886,649	938,653
Change in net unrealized appreciation (depreciation)	(2,909,215)	11,431,432
Net increase (decrease) in net assets resulting from operations	5,304,602	17,838,835
Distributions to shareholders from net investment income	(5,325,463)	(5,467,554)
Distributions to shareholders from net realized gain	(698,549)	(1,311,073)
Total distributions	(6,024,012)	(6,778,627)
Share transactions
Proceeds from sales of shares	30,030,901	26,128,140
Reinvestment of distributions	4,362,937	4,853,494
Cost of shares redeemed	(28,740,619)	(43,020,017)
Net increase (decrease) in net assets resulting from share transactions	5,653,219	(12,038,383)
Redemption fees	724	872
Total increase (decrease) in net assets	4,934,533	(977,303)
Net Assets
Beginning of period	199,025,364	200,002,667
End of period (including undistributed net investment income of $22,199 and undistributed net investment income of $25,027, respectively)	$203,959,897	$199,025,364
Other Information Shares
Sold	2,620,405	2,351,095
Issued in reinvestment of distributions	381,295	437,408
Redeemed	(2,512,936)	(3,908,621)
Net increase (decrease)	488,764	(1,120,118)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$10.80	$11.67	$11.17	$11.30
Income from Investment Operations
Net investment income (loss)A	.301	.314	.312	.335	.366
Net realized and unrealized gain (loss)	–	.712	(.862)	.500	(.130)
Total from investment operations	.301	1.026	(.550)	.835	.236
Distributions from net investment income	(.301)	(.314)	(.312)	(.335)	(.366)
Distributions from net realized gain	(.040)	(.072)	(.008)	–	–
Total distributions	(.341)	(.386)	(.320)	(.335)	(.366)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.40	$11.44	$10.80	$11.67	$11.17
Total ReturnC	2.66%	9.67%	(4.84)%	7.57%	2.21%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.63%	2.83%	2.71%	2.93%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$203,960	$199,025	$200,003	$233,274	$188,011
Portfolio turnover rate	27%	17%	16%	10%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,888,428
Gross unrealized depreciation	(536,596)
Net unrealized appreciation (depreciation) on securities	$5,351,832
Tax Cost	$195,531,407

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$17,042
Undistributed long-term capital gain	$2,600,246
Net unrealized appreciation (depreciation) on securities and other investments	$5,351,832

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Tax-exempt Income	$5,325,463	$5,467,554
Ordinary Income	105,360	–
Long-term Capital Gains	593,189	1,311,073
Total	$6,024,012	$6,778,627

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,811,068 and $54,670,994, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $293 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,635.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Shareholders of Fidelity® Maryland Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Maryland Municipal Income Fund (a fund of Fidelity Union Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Maryland Municipal Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 13, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity® funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Actual	.55%	$1,000.00	$1,003.60	$2.78
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Maryland Municipal Income Fund voted to pay on October 12, 2015, to shareholders of record at the opening of business on October 9, 2015, a distribution of $0.146 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $2,782,638, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 1.46% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMD-ANN-1015
1.536791.118

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Annual Report August 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	3.28%	4.16%	4.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$15,242	Fidelity® Arizona Municipal Income Fund
$15,513	Barclays® Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a modestly positive return for the 12 months ending August 31, 2015, with the Barclays® Municipal Bond Index advancing 2.52%. The strongest performance occurred in the first half of the period, when many issuers exercised a level of fiscal conservatism that led to limited supply. Later in the period, new issuance increased strongly and negative headlines related to a few isolated issuers weighed on the market. Much of this new issuance was used for the purpose of refunding existing debt. Pension underfunding and partisan squabbling in Illinois, New Jersey and the city of Chicago, along with an evolving debt crisis in Puerto Rico, gave muni investors pause, despite a stable credit environment for U.S. states and local governments more broadly. Muni bonds still managed to outperform the broader taxable investment-grade bond market the past 12 months. The tax advantages of munis continued to appeal to investors, in light of higher federal income-tax rates for top earners that took effect in 2013, as well as the 3.8% Medicare tax on unearned, non-municipal investment income. At period end, investors continued to watch the flow of economic data, which the U.S. Federal Reserve has stated will help it determine the timing of any policy interest-rate increase.

Comments from Portfolio Manager Kevin Ramundo:  For the year, the fund outpaced the 3.19% return of the Barclays® Arizona 4+ Year Enhanced Municipal Bond Index. I sought to generate attractive income for the fund and protect shareholder capital. I kept the fund’s duration – a measure of its sensitivity to interest rate changes – roughly in line with the index. The fund’s overweighting in health care bonds helped relative performance, as did holdings in that sector that benefited from mergers and acquisitions. Health care securities were among the muni market’s best performers, driven by their higher yields and strong demand. Additionally, the fund’s overweighting in bonds issued by a number of hospital systems helped performance, including John C. Lincoln Health Network and the University of Arizona Medical Center Tucson. Overweighting certificates of participation (COP) issued by the state was another plus; they benefited from the state's credit-rating upgrades during the period. Holding more premium-coupon bonds and having lower-than-benchmark exposure to non-callable bonds was helpful overall, although having more exposure to a specific highly rated non-callable special-tax bond that underperformed was a drag on performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.1	22.9
Health Care	16.3	19.1
Education	16.1	14.8
Electric Utilities	12.1	10.0
Water & Sewer	11.5	11.0

Weighted Average Maturity as of August 31, 2015

6 months ago
Years	6.6	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015

6 months ago
Years	6.9	6.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)

As of August 31, 2015
AAA	2.4%
AA,A	83.4%
BBB	9.0%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	1.1%

As of February 28, 2015
AAA	2.3%
AA,A	81.2%
BBB	12.5%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments August 31, 2015

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Arizona - 98.0%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$283,175
Series 2012 A, 5% 7/1/26	1,000,000	1,158,030
Series 2015 B, 5% 7/1/31	1,510,000	1,759,739
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,464,665
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,599,100
Series 2013 A, 5% 10/1/25	1,870,000	2,154,483
Series 2015, 5% 9/1/27	1,500,000	1,767,330
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,324,902
5% 7/1/32	470,000	484,777
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,434,638
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,054,670
Series 2007 B, 1% 1/1/37 (a)	1,000,000	881,100
Series 2008 A, 5.25% 1/1/31	1,000,000	1,073,530
Series 2008 D:
5.375% 1/1/32	1,005,000	1,080,787
5.5% 1/1/38	100,000	107,753
6% 1/1/27	1,000,000	1,101,090
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,331,300
5% 12/1/42	2,000,000	2,159,580
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,088,870
Series 2012 A, 5% 1/1/43	3,500,000	3,845,520
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,144,300
Arizona Trans. Board Excise Tax Rev. Series 2014, 5% 7/1/25	1,000,000	1,212,790
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,474,650
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,387,660
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	551,340
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	409,185
5% 7/1/28	500,000	581,315
5% 7/1/29	455,000	525,234
Chandler Gen. Oblig. Series 2014, 5% 7/1/26	1,000,000	1,203,930
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,435,770
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,146,836
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,319,864
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	833,560
5% 7/1/27	1,300,000	1,520,051
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,163,490
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,115,700
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007:
5% 12/1/27 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,092,990
5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,092,990
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,157,110
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,675,479
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,132,150
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,808,584
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,060,800
Series 2009 A, 6% 7/1/39	1,000,000	1,138,340
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,630,120
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	803,843
5.5% 7/1/29	480,000	567,552
5.5% 7/1/30	400,000	470,508
Series 2010 C, 4% 7/1/29	650,000	695,799
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,083,780
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,219,030
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,146,390
Series 2015:
3% 9/1/15 (FSA Insured)	285,000	285,000
3% 9/1/16 (FSA Insured)	1,490,000	1,527,503
5% 9/1/20 (FSA Insured)	440,000	504,249
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	942,018
5% 6/1/41	1,250,000	1,352,150
Series 2013, 5% 8/1/27	1,000,000	1,146,720
Series 2015, 5% 6/1/30	1,000,000	1,139,730
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,085,790
Series 2013:
5% 7/1/26 (b)	1,100,000	1,262,349
5% 7/1/29 (b)	500,000	562,600
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,515,740
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,236,280
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (b)	380,000	431,866
5% 7/1/27 (b)	400,000	447,472
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	694,876
5% 7/1/21 (AMBAC Insured)	910,000	972,490
Series 2013 A, 5% 12/1/22	1,000,000	1,168,290
Series 2014, 5% 12/1/27	1,745,000	2,010,554
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,903,516
5% 7/1/25	1,000,000	1,157,670
Series 2012 A:
5% 7/1/25	1,600,000	1,879,200
5% 7/1/26	1,000,000	1,166,920
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,440
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,102,090
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,210,849
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,173,685
5% 1/1/33	1,000,000	1,079,270
5% 1/1/38	2,400,000	2,579,952
Series 2009 A, 5% 1/1/26	2,950,000	3,308,396
Series 2015 A, 5% 12/1/34	1,500,000	1,746,270
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,624,530
5.5% 12/1/29	3,000,000	3,524,220
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	461,143
Series 2008 A, 5% 9/1/23	355,000	387,862
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,211,243
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,277,949
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,599
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,040
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	550,150
5% 7/1/28 (FSA Insured)	1,000,000	1,156,580
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,158,030
5% 7/1/27	1,000,000	1,194,480
5% 7/1/28	2,000,000	2,370,000
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,763,220
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,244,210
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39	1,000,000	1,106,920
Series 2012 A, 5% 6/1/37	2,225,000	2,464,699
Series 2014, 5% 8/1/28	1,000,000	1,165,550
Series 2015 A 5% 6/1/30	2,500,000	2,926,550
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,151,460
Series 2012 A, 5.25% 8/1/33	2,000,000	2,192,180
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,277,140

TOTAL ARIZONA		147,963,869

Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	300,000	327,072
6.375% 10/1/43 (b)	200,000	234,222
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	466,348

TOTAL GUAM		1,027,642

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	329,679
TOTAL MUNICIPAL BONDS
(Cost $141,882,437)		149,321,190
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $141,882,437)		149,321,190
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,663,917
NET ASSETS - 100%		$150,985,107

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	21.1%
Health Care	16.3%
Education	16.1%
Electric Utilities	12.1%
Water & Sewer	11.5%
Special Tax	10.7%
Others (Individually Less Than 5%)(a)	12.2%
100.0%

 (a) Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $141,882,437)		$149,321,190
Cash		414,978
Receivable for fund shares sold		46,365
Interest receivable		1,428,637
Other receivables		861
Total assets		151,212,031
Liabilities
Payable for fund shares redeemed	$23,082
Distributions payable	134,154
Accrued management fee	69,688
Total liabilities		226,924
Net Assets		$150,985,107
Net Assets consist of:
Paid in capital		$142,252,495
Undistributed net investment income		46,128
Accumulated undistributed net realized gain (loss) on investments		1,247,731
Net unrealized appreciation (depreciation) on investments		7,438,753
Net Assets, for 12,452,773 shares outstanding		$150,985,107
Net Asset Value, offering price and redemption price per share ($150,985,107 ÷ 12,452,773 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2015
Investment Income
Interest		$5,504,496
Expenses
Management fee	$833,357
Independent trustees' compensation	632
Miscellaneous	218
Total expenses before reductions	834,207
Expense reductions	(2,052)	832,155
Net investment income (loss)		4,672,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,307,805
Total net realized gain (loss)		1,307,805
Change in net unrealized appreciation (depreciation) on investment securities		(1,089,243)
Net gain (loss)		218,562
Net increase (decrease) in net assets resulting from operations		$4,890,903

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,672,341	$4,834,377
Net realized gain (loss)	1,307,805	515,340
Change in net unrealized appreciation (depreciation)	(1,089,243)	9,853,367
Net increase (decrease) in net assets resulting from operations	4,890,903	15,203,084
Distributions to shareholders from net investment income	(4,675,085)	(4,818,486)
Distributions to shareholders from net realized gain	(97,580)	(384,484)
Total distributions	(4,772,665)	(5,202,970)
Share transactions
Proceeds from sales of shares	27,606,839	24,985,147
Reinvestment of distributions	3,093,920	3,308,880
Cost of shares redeemed	(25,619,263)	(48,563,480)
Net increase (decrease) in net assets resulting from share transactions	5,081,496	(20,269,453)
Redemption fees	1,002	4,678
Total increase (decrease) in net assets	5,200,736	(10,264,661)
Net Assets
Beginning of period	145,784,371	156,049,032
End of period (including undistributed net investment income of $46,128 and undistributed net investment income of $58,432, respectively)	$150,985,107	$145,784,371
Other Information Shares
Sold	2,263,762	2,145,415
Issued in reinvestment of distributions	254,009	281,835
Redeemed	(2,102,640)	(4,189,157)
Net increase (decrease)	415,131	(1,761,907)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

		August 31,
Years ended August 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.31	$12.19	$11.55	$11.76
Income from Investment Operations
Net investment income (loss)A	.375	.399	.382	.413	.420
Net realized and unrealized gain (loss)	.018	.831	(.855)	.641	(.210)
Total from investment operations	.393	1.230	(.473)	1.054	.210
Distributions from net investment income	(.375)	(.398)	(.382)	(.412)	(.420)
Distributions from net realized gain	(.008)	(.032)	(.025)	(.002)	–
Total distributions	(.383)	(.430)	(.407)	(.414)	(.420)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$12.12	$12.11	$11.31	$12.19	$11.55
Total ReturnC	3.28%	11.06%	(4.03)%	9.26%	1.92%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.08%	3.40%	3.16%	3.47%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$150,985	$145,784	$156,049	$183,907	$160,378
Portfolio turnover rate	17%	8%	20%	12%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/15	% of fund's investments 2/28/15	% of fund's investments 8/31/14
1 - 7	17.1	80.9	84.0
8 - 30	67.5	2.6	0.8
31 - 60	6.1	3.1	4.1
61 - 90	0.0	0.0	2.5
91 - 180	3.2	12.4	2.9
> 180	6.1	1.0	5.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	8/31/15	2/28/15	8/31/14
Fidelity Arizona Municipal Money Market Fund	29 Days	24 Days	29 Days
All Tax-Free Money Market Funds Average(a)	32 Days	32 Days	38 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	8/31/15	2/28/15	8/31/14
Fidelity Arizona Municipal Money Market Fund	30 Days	24 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of August 31, 2015
Variable Rate Demand Notes (VRDNs)	66.4%
Other Municipal Debt	20.2%
Investment Companies	8.3%
Net Other Assets (Liabilities)	5.1%

As of February 28, 2015
Variable Rate Demand Notes (VRDNs)	69.0%
Other Municipal Debt	19.8%
Investment Companies	9.4%
Net Other Assets (Liabilities)	1.8%

Current And Historical 7-Day Yields

	8/31/15	5/31/15	2/28/15	11/30/14	8/31/14
Fidelity® Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2015, the most recent period shown in the table, would have been -0.43%.

Fidelity® Arizona Municipal Money Market Fund

Investments August 31, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (a)(b)	$200,000	$200,000
Arizona - 63.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Series 2008 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2008 F, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,565,000	6,565,000
Series 2008 G, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	34,285,000	34,285,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.01% 9/8/15, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.01% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,960,000	6,960,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.17% 9/8/15, LOC Bank of America NA, VRDN (a)(b)	730,000	730,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	2,139,675	2,139,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.05% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.17% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.03% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (a)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	10,815,000	10,815,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	9,800,000	9,800,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.2% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	595,000	595,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	5,420,000	5,420,000
Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,145,000	3,145,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,920,000	2,920,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series MS 3078, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	10,920,000	10,920,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
		255,379,675
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	400,000	400,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.14% 9/1/15, VRDN (a)(b)	100,000	100,000
Series 1988, 0.14% 9/1/15, VRDN (a)(b)	300,000	300,000
Series 1994, 0.14% 9/1/15, VRDN (a)(b)	200,000	200,000
Series 1999 A, 0.1% 9/8/15, VRDN (a)	400,000	400,000
		1,000,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (a)	1,300,000	1,300,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.25% 9/1/15, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (a)	300,000	300,000
		1,800,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.21% 9/8/15, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	1,465,000	1,465,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/8/15, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 9/8/15, VRDN (a)	900,000	900,000
Series 2012 A, 0.14% 9/8/15, VRDN (a)(b)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 9/8/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	730,000	730,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (a)	850,000	850,000
Series 2004, 0.27% 9/8/15, VRDN (a)(b)	200,000	200,000
Series 2010 B, 0.3% 9/1/15, VRDN (a)	200,000	200,000
		1,850,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 9/8/15, VRDN (a)(b)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $265,834,675)		265,834,675

Other Municipal Debt - 20.2%
Arizona - 18.9%
Arizona Ctfs. of Prtn. Bonds:
Series 2010 A, 5% 10/1/15	750,000	752,872
Series 2015, 1% 9/1/15	2,365,000	2,365,000
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2005 A1, 5% 9/1/15	3,995,000	3,995,000
Series 2015 A, 2% 9/1/15	4,000,000	4,000,000
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/16	3,490,000	3,622,677
Arizona Trans. Board Hwy. Rev. Bonds Series 2005 B, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,500,000	2,539,891
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds Series 2009 A, 5% 10/1/15	1,100,000	1,104,345
Phoenix Civic Impt. Corp.:
Series 2014 A1:
0.05% 10/5/15, LOC Bank of America NA, CP	4,000,000	4,000,000
0.06% 10/2/15, LOC Bank of America NA, CP	4,000,000	4,000,000
Series 2014 A2, 0.09% 10/5/15, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
Series 2014 B1, 0.05% 10/5/15, LOC Bank of America NA, CP (b)	3,900,000	3,900,000
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/16	1,595,000	1,638,771
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	2,425,000	2,455,218
Series 2005 A:
4.75% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,050,000	2,080,314
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,000,000	4,063,911
Series 2006 A, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,015,563
Series C:
0.03% 9/15/15, CP	3,900,000	3,900,000
0.05% 10/5/15, CP	4,000,000	4,000,000
0.08% 9/3/15, CP	4,200,000	4,200,000
Surprise Pledged Rev. Bonds Series 2015, 3% 7/1/16	2,685,000	2,742,813
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	4,000,000	4,055,710
Tucson Gen. Oblig. Bonds Series 2015, 2% 7/1/16	5,700,000	5,773,147
Tucson Street & Hwy. User Rev. Bonds Series 2015, 3% 7/1/16	1,700,000	1,735,890
Tucson Wtr. Rev. Bonds Series 2012 A, 4% 7/1/16	3,480,000	3,586,295
		75,527,417
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	200,000	200,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 9/28/15, CP mode (b)	500,000	500,000
Series 1990 A1, 0.5% tender 10/9/15, CP mode (b)	1,400,000	1,400,000
		1,900,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/23/15, CP mode (b)	300,000	300,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 9/23/15, CP mode	1,200,000	1,200,000
		1,500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 10/8/15, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $80,727,417)		80,727,417
	Shares	Value

Investment Company - 8.3%
Fidelity Municipal Cash Central Fund, 0.02% (d)(e)	33,017,000	33,017,000
(Cost $33,017,000)
TOTAL INVESTMENT PORTFOLIO - 94.9%
(Cost $379,579,092)		379,579,092
NET OTHER ASSETS (LIABILITIES) - 5.1%		20,552,816
NET ASSETS - 100%		$400,131,908

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$15,565

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $346,562,092)	$346,562,092
Fidelity Central Funds (cost $33,017,000)	33,017,000
Total Investments (cost $379,579,092)		$379,579,092
Cash		19,801,700
Receivable for fund shares sold		3,474,432
Interest receivable		390,882
Distributions receivable from Fidelity Central Funds		480
Receivable from investment adviser for expense reductions		4,471
Other receivables		550
Total assets		403,251,607
Liabilities
Payable for fund shares redeemed	$3,101,088
Distributions payable	208
Accrued management fee	18,394
Other affiliated payables	9
Total liabilities		3,119,699
Net Assets		$400,131,908
Net Assets consist of:
Paid in capital		$400,123,344
Accumulated undistributed net realized gain (loss) on investments		8,564
Net Assets, for 399,865,143 shares outstanding		$400,131,908
Net Asset Value, offering price and redemption price per share ($400,131,908 ÷ 399,865,143 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2015
Investment Income
Interest		$289,059
Income from Fidelity Central Funds		15,565
Total income		304,624
Expenses
Management fee	$2,075,348
Independent trustees' compensation	1,744
Miscellaneous	4,521
Total expenses before reductions	2,081,613
Expense reductions	(1,818,515)	263,098
Net investment income (loss)		41,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,995
Total net realized gain (loss)		32,995
Net increase in net assets resulting from operations		$74,521

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,526	$40,719
Net realized gain (loss)	32,995	11,323
Net increase in net assets resulting from operations	74,521	52,042
Distributions to shareholders from net investment income	(41,500)	(40,804)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,097,997,054	1,152,542,029
Reinvestment of distributions	38,708	38,505
Cost of shares redeemed	(1,115,202,618)	(1,143,354,086)
Net increase (decrease) in net assets and shares resulting from share transactions	(17,166,856)	9,226,448
Total increase (decrease) in net assets	(17,133,835)	9,237,686
Net Assets
Beginning of period	417,265,743	408,028,057
End of period	$400,131,908	$417,265,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

		August 31,
Years ended August 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from Investment OperationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–	–	–A	–	–
Total DistributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.06%	.09%	.16%	.19%	.26%
Expenses net of all reductions	.06%	.09%	.16%	.19%	.26%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$400,132	$417,266	$408,028	$388,993	$382,688

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of August 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$141,855,465	$7,841,490	$(375,765)	$7,465,725
Fidelity Arizona Municipal Money Market Fund	379,579,092	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$19,158	$1,247,731	$7,465,725
Fidelity Arizona Municipal Money Market Fund	145	8,422	–

The tax character of distributions paid was as follows:

August 31, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,675,085	$97,580	$4,772,665
Fidelity Arizona Municipal Money Market Fund	41,500	–	41,500

August 31, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,818,486	$384,484	$5,202,970
Fidelity Arizona Municipal Money Market Fund	40,804	–	40,804

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $37,041,327 and $25,791,963, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$218

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,814,760.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$2,052
Fidelity Arizona Municipal Money Market Fund	3,755

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2015, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 13, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity® funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,005.60	$2.78
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal Money Market Fund	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/12/15	10/09/15	$0.102
Fidelity Arizona Municipal Money Market Fund	10/12/15	10/09/15	$0.000

During fiscal year ended 2015, 100% of each fund's income dividends were free from federal income tax, and 1.81% and 18.02% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds hereby designate as a capital gain dividend with respect to the taxable year ended August 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$1,307,800
Fidelity Arizona Municipal Money Market Fund	$27,961

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AZI-SPZ-ANN-1015
1.536826.118

Item 2.

Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Union Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Income Fund and Fidelity Maryland Municipal Income Fund (the “Funds”):

Services Billed by PwC

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$49,000	$-	$2,300	$1,600
Fidelity Maryland Municipal Income Fund	$49,000	$-	$2,300	$1,700

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$48,000	$-	$2,400	$1,700
Fidelity Maryland Municipal Income Fund	$48,000	$-	$2,400	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$4,730,000	$4,935,000
Tax Fees	$-	$-
All Other Fees	$-	$20,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2015 A	August 31, 2014 A
PwC	$6,060,000	$6,075,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015